Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards (Parenthetical) (Detail) (Executive Officer, Restricted Stock, USD $)
In Millions
12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Executive Officer | Restricted Stock
Employee Benefits Disclosure [Line Items]
Value of shares withheld for employee tax requirements	$ 6.9	$ 0.6	$ 1.6